Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, WI 53202

September 6, 2012

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Registrant’s Prospectus dated May 1, 2012, and as supplemented August 29, 2012, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (414) 665-6137.

Very truly yours,

/s/ Lesli H. McLinden

Lesli H. McLinden

Assistant General Counsel

Northwestern Mutual